Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Table Of Provisions

	December 31, 2023	December 31, 2022
Financial guarantees and loan commitments	5,972,370	8,389,890
Other provisions	14,751,393	18,607,266
Provisions commercial claims	9,050,746	10,887,030
Provisions tax claims	1,930,268	1,852,273
Provisions labor-related	912,890	1,914,601
Others	2,857,489	3,953,362

TOTAL	20,723,763	26,997,156

Table Of Change In Provisions

Accounts	Balances as of December 31, 2022	Increases	Provision reversals	Provisions used	Inflation adjustment	Balances as of December 31, 2023
Financial guarantees and loan commitments	8,389,890	4,849,781	—	—	(7,267,301)	5,972,370
Other provisions	18,607,266	16,490,255	(104,110)	(4,908,103)	(15,333,915)	14,751,393
Provisions commercial claims	10,887,030	10,922,759	—	(3,631,466)	(9,127,577)	9,050,746
Provisions labor-related	1,914,601	1,625,231	—	(1,086,102)	(1,540,840)	912,890
Provisions tax claims	1,852,273	1,287,530	—	(35,933)	(1,173,602)	1,930,268
Others	3,953,362	2,654,735	(104,110)	(154,602)	(3,491,896)	2,857,489

TOTAL PROVISIONS	26,997,156	21,340,036	(104,110)	(4,908,103)	(22,601,216)	20,723,763

Accounts	Balances as of December 31, 2021	Increases	Provision reversals	Provisions used	Inflation adjustment	Balances as of December 31, 2022
Financial guarantees and loan commitments	5,178,233	6,367,666	—	—	(3,156,009)	8,389,890
Provisions for reorganization	8,149,225	7,391,880	(709,547)	(11,531,927)	(3,299,631)	—
Other provisions	20,721,559	12,807,843	(5,444)	(2,641,073)	(12,275,619)	18,607,266
Provisions commercial claims	14,746,706	6,047,174	—	(1,272,083)	(8,634,767)	10,887,030
Provisions labor-related	1,721,074	2,074,034	—	(931,876)	(948,631)	1,914,601
Provisions tax claims	1,955,093	1,274,322	—	(411,392)	(965,750)	1,852,273
Others	2,298,686	3,412,313	(5,444)	(25,722)	(1,726,471)	3,953,362

TOTAL PROVISIONS	34,049,017	26,567,389	(714,991)	(14,173,000)	(18,731,259)	26,997,156

Table Of Provisions And Expected To Settle

December 31, 2023
Provisions	Within 12 months	After 12 months
Financial guarantees and loan commitments	5,972,370	—
Other provisions	10,525,110	4,226,283
Provisions commercial claims	8,220,748	829,998
Provisions labor-related	183,691	729,199
Provisions tax claims	834,422	1,095,846
Others	1,286,249	1,571,240

December 31, 2022
Provisions	Within 12 months	After 12 months
Financial guarantees and loan commitments	8,389,890	—
Other provisions	6,142,604	12,464,662
Provisions comercial claims	2,537,537	8,349,493
Provisions labor-related	363,065	1,551,536
Provisions tax claims	1,852,273	—
Others	1,389,729	2,563,633